Future Estimated Amortization Expense of Finite-lived Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Oct. 31, 2012
Finite-Lived Intangible Assets [Line Items]
Estimated Amortization, 2013	$ 22
Estimated Amortization, 2014	21
Estimated Amortization, 2015	17
Estimated Amortization, 2016	15
Estimated Amortization, 2017	14
Estimated Amortization, Thereafter	$ 27